Discontinued operations and assets held for sale (Tables)	6 Months Ended
Mar. 31, 2024
Discontinued operations and assets held for sale
Schedule of impact of discontinued operations on the statement of comprehensive income

The impact on the statement of comprehensive income is as below:

	Period ended	Period ended
	31 March	31 March
	2024	2023
	$'000	$'000
Administrative expenses	916	(420)
Impairment loss	34,065	9,633
Tax credit	(3,414)	—
Loss from discontinued operation, net of tax	31,567	9,213

Schedule of net cash flows associated with discontinuing operations

The net cash flows associated with the discontinued operations are as follow:

	Period ended	Period ended
	31 March	31 March
	2024	2023
	$'000	$'000
Net cash (used)/generated in/from operating activities	(2,232)	3,644
Net cash used in investing activities	—	—
Net cash used in financing activities	—	—
Net cash flows for the period	(2,232)	3,644